Financial Risk Management - Summary of Financial Liabilities into Maturity Groupings based on Contractual Maturities (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Non-derivatives
Convertible Notes	$ 336,364	$ 333,145	$ 324,395
Trade payables	$ 74,582	$ 66,481